Segment Information	9 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment Information
25.	Segment Information
Financial information about the operating segments reported below is that which is available by segment and evaluated regularly by the chief operating decision maker to make decision about resource allocations and assess performance.
An overview of operations for each of the ten segments follows below.

Corporate Financial Services and Maintenance Leasing	:	Finance and fee business; leasing and rental of automobiles, electronic measuring instruments and IT-related equipment; Yayoi
Real Estate	:	Real estate development, rental and management; facility operations; real estate asset management
PE Investment and Concession	:	Private equity investment and concession
Environment and Energy	:	Domestic and overseas renewable energy; electric power retailing; ESCO services; sales of solar panels and electricity storage system; recycling and waste management
Insurance	:	Life insurance
Banking and Credit	:	Banking and consumer finance
Aircraft and Ships	:	Aircraft leasing and management; ship-related finance and investment
ORIX USA	:	Finance, investment and asset management in the Americas
ORIX Europe	:	Equity and fixed income asset management
Asia and Australia	:	Finance and investment businesses in Asia and Australia
Since April 1, 2020, the operating segments regularly reviewed by the chief operating decision maker to make decisions about resource allocations and assess performance have been changed, resulting in a reorganization of our reportable segments. As a result of this change, segment data for the previous fiscal year has been retrospectively restated.
Since April 1, 2020, the selling, general and administrative expenses that should be borne by ORIX Group as a whole, which were initially charged directly to its respective segments, have been included in the difference between segment total profits and consolidated amounts. As a result of this change, segment data for the three months ended December 31, 2019 and the nine months ended December 31, 2019 have been retrospectively restated.
Since April 1, 2020, Credit Losses Standard has been adopted, and the amounts of allowance for doubtful receivables on finance leases and probable loan losses have been reclassified to allowance for credit losses. For further information, see Note 2 “Significant Accounting and Reporting Policies (ah) New accounting pronouncements.”
Financial information of the segments for the nine months ended December 31, 2019 and 2020, and segment assets information as of March 31, 2020 and December 31, 2020 are as follows:

	Millions of yen
	Nine months ended December 31, 2019		Nine months ended December 31, 2020		March 31, 2020	December 31, 2020
	Segment revenues	Segment profits	Segment revenues	Segment profits	Segment assets	Segment assets
Corporate Financial Services and Maintenance Leasing	¥321,201	¥49,797	¥318,673	¥41,191	¥1,789,693	¥1,690,586
Real Estate	332,859	57,958	253,921	15,603	821,194	834,678
PE Investment and Concession	223,891	43,656	243,903	4,257	322,522	398,970
Environment and Energy	112,912	11,585	103,448	17,794	478,796	479,280
Insurance	293,296	43,577	359,208	50,663	1,580,158	1,887,966
Banking and Credit	62,830	29,441	63,071	36,959	2,603,736	2,707,265
Aircraft and Ships	46,392	33,294	22,569	3,116	585,304	559,971
ORIX USA	100,054	50,289	95,084	27,548	1,374,027	1,235,854
ORIX Europe	117,923	25,112	116,759	25,916	317,847	337,172
Asia and Australia	106,337	26,076	92,818	8,383	1,010,268	1,017,211

Total	¥1,717,695	¥370,785	¥1,669,454	¥231,430	¥10,883,545	¥11,148,953

Financial information of the segments for the three months ended December 31, 2019 and 2020 are as follows:

	Millions of yen
	Three months ended December 31, 2019		Three months ended December 31, 2020
	Segment revenues	Segment profits	Segment revenues	Segment profits
Corporate Financial Services and Maintenance Leasing	¥109,655	¥17,216	¥110,082	¥16,243
Real Estate	103,431	10,514	86,645	5,248
PE Investment and Concession	80,047	24,007	86,077	180
Environment and Energy	34,585	3,058	32,030	3,662
Insurance	109,096	17,651	123,454	15,947
Banking and Credit	21,042	10,672	21,410	12,720
Aircraft and Ships	16,958	16,452	7,693	(1,597)
ORIX USA	34,132	14,395	37,225	16,134
ORIX Europe	40,721	8,424	43,713	9,625
Asia and Australia	33,585	6,889	33,856	3,748

Total	¥583,252	¥129,278	¥582,185	¥81,910

The accounting policies of the segments are almost the same as those described in Note 2 “Significant Accounting and Reporting Policies” except for the treatment of income tax expenses, net income attributable to the noncontrolling interests, net income attributable to the redeemable noncontrolling interests. Net income attributable to noncontrolling interests and redeemable noncontrolling interests are not included in segment profits or losses because the management evaluates segments’ performance based on profits or losses
(pre-tax)
attributable to ORIX Corporation Shareholders. Income taxes are not included in segment profits or losses because the management evaluates segments’ performance on a pre-tax
basis. Most of selling, general and administrative expenses, including compensation costs that are directly related to the revenue generating activities of each segment and excluding the expenses that should be borne by ORIX Group as a whole, have been accumulated by and charged to each segment. Gains and losses that management does not consider for evaluating the performance of the segments, such as write-downs of certain long-lived assets and certain foreign exchange gains or losses (included in other (income) and expense) are excluded from the segment profits or losses, and are regarded as corporate items.
Assets attributed to each segment are net investment in leases, installment loans, investment in operating leases, investment in securities, property under facility operations, investment in affiliates, inventories, advances for finance lease and operating lease (included in other assets), advances for property under facility operations (included in other assets), goodwill, intangible assets acquired in business combinations (included in other assets) and servicing assets (included in other assets). This has resulted in the depreciation of office facilities being included in each segment’s profit or loss while the carrying amounts of corresponding assets are not allocated to each segment’s assets. However, the effect resulting from this allocation is not significant.
The reconciliation of segment totals to consolidated financial statement amounts is as follows:
Significant items to be reconciled are segment revenues, segment profits and segment assets. Other items do not have a significant difference between segment amounts and consolidated amounts.

	Millions of yen
	Nine months ended December 31, 2019	Nine months ended December 31, 2020
Segment revenues:
Total revenues for segments	¥1,717,695	¥1,669,454
Revenues related to corporate assets	14,043	8,957
Revenues from inter-segment transactions	(13,953)	(12,717)

Total consolidated revenues	¥1,717,785	¥1,665,694

Segment profits:
Total profits for segments	¥370,785	¥231,430
Corporate profits (losses)	(24,532)	(25,902)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	4,205	4,053

Total consolidated income before income taxes	¥350,458	¥209,581

	Millions of yen
	Three months ended December 31, 2019	Three months ended December 31, 2020
Segment revenues:
Total revenues for segments	¥583,252	¥582,185
Revenues related to corporate assets	3,803	3,024
Revenues from inter-segment transactions	(4,715)	(4,253)

Total consolidated revenues	¥582,340	¥580,956

Segment profits:
Total profits for segments	¥129,278	¥81,910
Corporate profits (losses)	(9,122)	(8,393)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	1,673	1,890

Total consolidated income before income taxes	¥121,829	¥75,407

	Millions of yen
	March 31, 2020	December 31, 2020
Segment assets:
Total assets for segments	¥10,883,545	¥11,148,953
Cash and cash equivalents, restricted cash	1,135,284	1,133,038
Allowance for doubtful receivables on finance leases and probable loan losses	(56,836)	0
Allowance for credit losses	0	(80,866)
Trade notes, accounts and other receivable	312,744	294,615
Other corporate assets	792,791	828,751

Total consolidated assets	¥13,067,528	¥13,324,491

The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries for the nine months ended December 31, 2019 and 2020.
For the nine months ended December 31, 2019

	Millions of yen
	Nine months ended December 31, 2019
	Japan	The Americas *1	Other *2	Total
Total Revenues	¥1,346,578	¥154,143	¥217,064	¥1,717,785
Income before Income Taxes	218,366	65,204	66,888	350,458
For the nine months ended December 31, 2020
	Millions of yen
	Nine months ended December 31, 2020
	Japan	The Americas *1	Other *2	Total
Total Revenues	¥1,323,978	¥147,647	¥194,069	¥1,665,694
Income before Income Taxes	136,934	41,401	31,246	209,581

The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries for the three months ended December 31, 2019 and 2020.

For the three months ended December 31, 2019

	Millions of yen
	Three months ended December 31, 2019
	Japan	The Americas *1	Other *2	Total
Total Revenues	¥456,958	¥52,623	¥72,759	¥582,340
Income before Income Taxes	77,642	19,471	24,716	121,829
For the three months ended December 31, 2020
	Millions of yen
	Three months ended December 31, 2020
	Japan	The Americas *1	Other *2	Total
Total Revenues	¥453,651	¥55,776	¥71,529	¥580,956
Income before Income Taxes	40,474	21,675	13,258	75,407

*1	Mainly the United States
*2	Mainly Asia, Europe, Australasia and Middle East
The following information represents disaggregation of revenues for revenues from contracts with customers, by goods and services category and geographical location for the nine months ended December 31, 2019 and 2020.
For the nine months ended December 31, 2019

	Millions of yen
	Nine months ended December 31, 2019
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥9,057	¥3,257	¥194,055	¥3,417	¥0	¥0	¥2,680
Real estate sales	0	64,518	0	0	0	0	0
Asset management and servicing	237	5,962	28	0	0	122	15
Automobile related services	45,782	0	0	172	0	0	0
Facilities operation	0	56,535	0	0	0	0	0
Environment and energy services	2,298	0	0	105,810	0	0	0
Real estate management and brokerage	0	79,744	0	0	0	0	0
Real estate contract work	0	65,338	0	0	0	0	0
Other	33,395	3,060	27,188	1,539	784	2,268	6,368

Total revenues from contracts with customers	90,769	278,414	221,271	110,938	784	2,390	9,063

Geographical location
Japan	90,204	278,414	221,271	109,877	784	2,390	3,126
The Americas	0	0	0	0	0	0	0
Other	565	0	0	1,061	0	0	5,937

Total revenues from contracts with customers	90,769	278,414	221,271	110,938	784	2,390	9,063

Other revenues *	230,432	54,445	2,620	1,974	292,512	60,440	37,329

Segment revenues/Total revenues	¥321,201	¥332,859	¥223,891	¥112,912	¥293,296	¥62,830	¥46,392

	Millions of yen
	Nine months ended December 31, 2019
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥739	¥0	¥437	¥213,642	¥1,216	¥214,858
Real estate sales	751	0	0	65,269	0	65,269
Asset management and servicing	19,106	113,887	4	139,361	(81)	139,280
Automobile related services	0	0	12,980	58,934	22	58,956
Facilities operation	0	0	363	56,898	1,272	58,170
Environment and energy services	787	0	0	108,895	(548)	108,347
Real estate management and brokerage	0	0	0	79,744	(1,886)	77,858
Real estate contract work	0	0	0	65,338	0	65,338
Other	3,492	328	892	79,314	(1,189)	78,125

Total revenues from contracts with customers	24,875	114,215	14,676	867,395	(1,194)	866,201

Geographical location
Japan	0	0	20	706,086	1,337	707,423
The Americas	24,875	51,492	0	76,367	0	76,367
Other	0	62,723	14,656	84,942	(2,531)	82,411

Total revenues from contracts with customers	24,875	114,215	14,676	867,395	(1,194)	866,201

Other revenues *	75,179	3,708	91,661	850,300	1,284	851,584

Segment revenues/Total revenues	¥100,054	¥117,923	¥106,337	¥1,717,695	¥90	¥1,717,785

For the nine months ended December 31, 2020

	Millions of yen
	Nine months ended December 31, 2020
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥7,422	¥1,796	¥222,327	¥2,459	¥0	¥0	¥0
Real estate sales	0	53,539	0	0	0	0	0
Asset management and servicing	249	4,942	25	0	0	146	18
Automobile related services	45,233	0	0	169	0	0	0
Facilities operation	0	18,186	0	0	0	0	0
Environment and energy services	2,404	0	0	97,240	0	0	0
Real estate management and brokerage	0	77,240	0	0	0	0	0
Real estate contract work	0	54,544	0	0	0	0	0
Other	36,316	1,212	15,563	1,319	1,191	3,350	2,231

Total revenues from contracts with customers	91,624	211,459	237,915	101,187	1,191	3,496	2,249

Geographical location
Japan	90,823	211,459	237,915	91,564	1,191	3,496	621
The Americas	0	0	0	0	0	0	0
Other	801	0	0	9,623	0	0	1,628

Total revenues from contracts with customers	91,624	211,459	237,915	101,187	1,191	3,496	2,249

Other revenues *	227,049	42,462	5,988	2,261	358,017	59,575	20,320

Segment revenues/Total revenues	¥318,673	¥253,921	¥243,903	¥103,448	¥359,208	¥63,071	¥22,569

	Millions of yen
	Nine months ended December 31, 2020
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥1,904	¥0	¥59	¥235,967	¥528	¥236,495
Real estate sales	507	0	0	54,046	0	54,046
Asset management and servicing	11,203	107,428	0	124,011	(69)	123,942
Automobile related services	0	0	8,614	54,016	(2)	54,014
Facilities operation	0	0	0	18,186	384	18,570
Environment and energy services	789	0	0	100,433	(1,088)	99,345
Real estate management and brokerage	0	0	0	77,240	(1,505)	75,735
Real estate contract work	0	0	0	54,544	(144)	54,400
Other	2,341	67	447	64,037	839	64,876

Total revenues from contracts with customers	16,744	107,495	9,120	782,480	(1,057)	781,423

Geographical location
Japan	0	0	1	637,070	(356)	636,714
The Americas	16,744	45,363	0	62,107	0	62,107
Other	0	62,132	9,119	83,303	(701)	82,602

Total revenues from contracts with customers	16,744	107,495	9,120	782,480	(1,057)	781,423

Other revenues *	78,340	9,264	83,698	886,974	(2,703)	884,271

Segment revenues/Total revenues	¥95,084	¥116,759	¥92,818	¥1,669,454	¥(3,760)	¥1,665,694

The following information represents disaggregation of revenues for revenues from contracts with customers, by goods and services category and geographical location for the three months ended December 31, 2019 and 2020.
For the three months ended December 31, 2019

	Millions of yen
	Three months ended December 31, 2019
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥3,033	¥346	¥70,354	¥998	¥0	¥0	¥0
Real estate sales	0	19,948	0	0	0	0	0
Asset management and servicing	77	2,060	9	0	0	42	5
Automobile related services	16,270	0	0	48	0	0	0
Facilities operation	0	15,901	0	0	0	0	0
Environment and energy services	610	0	0	31,591	0	0	0
Real estate management and brokerage	0	26,813	0	0	0	0	0
Real estate contract work	0	22,657	0	0	0	0	0
Other	11,862	972	8,254	878	260	827	2,322

Total revenues from contracts with customers	31,852	88,697	78,617	33,515	260	869	2,327

Geographical location
Japan	31,661	88,697	78,617	33,272	260	869	979
The Americas	0	0	0	0	0	0	0
Other	191	0	0	243	0	0	1,348

Total revenues from contracts with customers	31,852	88,697	78,617	33,515	260	869	2,327

Other revenues *	77,803	14,734	1,430	1,070	108,836	20,173	14,631

Segment revenues/Total revenues	¥109,655	¥103,431	¥80,047	¥34,585	¥109,096	¥21,042	¥16,958

	Millions of yen
	Three months ended December 31, 2019
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥261	¥0	¥303	¥75,295	¥140	¥75,435
Real estate sales	250	0	0	20,198	0	20,198
Asset management and servicing	8,573	38,810	1	49,577	(39)	49,538
Automobile related services	0	0	4,350	20,668	9	20,677
Facilities operation	0	0	107	16,008	347	16,355
Environment and energy services	206	0	0	32,407	(187)	32,220
Real estate management and brokerage	0	0	0	26,813	(421)	26,392
Real estate contract work	0	0	0	22,657	0	22,657
Other	901	22	278	26,576	(903)	25,673

Total revenues from contracts with customers	10,191	38,832	5,039	290,199	(1,054)	289,145

Geographical location
Japan	0	0	1	234,356	(256)	234,100
The Americas	10,191	17,183	0	27,374	0	27,374
Other	0	21,649	5,038	28,469	(798)	27,671

Total revenues from contracts with customers	10,191	38,832	5,039	290,199	(1,054)	289,145

Other revenues *	23,941	1,889	28,546	293,053	142	293,195

Segment revenues/Total revenues	¥34,132	¥40,721	¥33,585	¥583,252	¥(912)	¥582,340

For the three months ended December 31, 2020

	Millions of yen
	Three months ended December 31, 2020
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥2,761	¥406	¥77,910	¥1,181	¥0	¥0	¥0
Real estate sales	0	14,636	0	0	0	0	0
Asset management and servicing	81	1,975	8	(0)	0	51	5
Automobile related services	16,093	0	0	50	0	0	0
Facilities operation	(0)	10,542	0	0	0	0	0
Environment and energy services	664	0	0	29,224	0	0	0
Real estate management and brokerage	0	27,030	0	0	0	0	0
Real estate contract work	0	20,866	0	0	0	0	0
Other	12,888	398	6,029	657	411	1,317	739

Total revenues from contracts with customers	32,487	75,853	83,947	31,112	411	1,368	744

Geographical location
Japan	32,108	75,853	83,947	27,854	411	1,368	266
The Americas	0	0	0	0	0	0	0
Other	379	0	0	3,258	0	0	478

Total revenues from contracts with customers	32,487	75,853	83,947	31,112	411	1,368	744

Other revenues *	77,595	10,792	2,130	918	123,043	20,042	6,949

Segment revenues/Total revenues	¥110,082	¥86,645	¥86,077	¥32,030	¥123,454	¥21,410	¥7,693

	Millions of yen
	Three months ended December 31, 2020
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥702	¥0	¥2	¥82,962	¥222	¥83,184
Real estate sales	68	0	0	14,704	0	14,704
Asset management and servicing	4,386	40,526	0	47,032	(17)	47,015
Automobile related services	0	0	3,074	19,217	0	19,217
Facilities operation	0	0	0	10,542	141	10,683
Environment and energy services	180	0	0	30,068	(363)	29,705
Real estate management and brokerage	0	0	0	27,030	(249)	26,781
Real estate contract work	0	0	0	20,866	(25)	20,841
Other	902	15	130	23,486	64	23,550

Total revenues from contracts with customers	6,238	40,541	3,206	275,907	(227)	275,680

Geographical location
Japan	0	0	0	221,807	36	221,843
The Americas	6,238	16,200	0	22,438	0	22,438
Other	0	24,341	3,206	31,662	(263)	31,399

Total revenues from contracts with customers	6,238	40,541	3,206	275,907	(227)	275,680

Other revenues *	30,987	3,172	30,650	306,278	(1,002)	305,276

Segment revenues/Total revenues	¥37,225	¥43,713	¥33,856	¥582,185	¥(1,229)	¥580,956

*
Other revenues include revenues that are not in the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.